Consolidated Statements of Changes in Shareholders’ Equity (Deficiency) - CAD ($)	Capital stock	Reserve – warrants	Reserve – stock options	Other component of equity	Deficit	Equity (deficiency) attributable to owners of the capital stock of the parent	Non- controlling interests	Total
Balance at Sep. 30, 2020	$ 280,933,299		$ 13,438,814	$ 2,431,688	$ (316,063,712)	$ (19,259,911)	$ (157,992)	$ (19,417,903)
Business combination	5,253,635					5,253,635		5,253,635
Stock-based compensation			10,624,628			10,624,628		10,624,628
Warrant issuance		670,703				670,703		670,703
Options exercised	37,883		(12,074)			25,809		25,809
Vesting of Vayavision’s shares			(127,380)			(127,380)	127,380
Net loss and comprehensive loss					(46,959,038)	(46,959,038)	(1,897,955)	(48,856,993)
Balance at Sep. 30, 2021	286,224,817	670,703	23,923,988	2,431,688	(363,022,750)	(49,771,554)	(1,928,567)	(51,700,121)
Business combination	2,215,739					2,215,739		2,215,739
Share issuances, net	145,235,091					145,235,091		145,235,091
Stock-based compensation			4,917,057			4,917,057		4,917,057
Options exercised	14,121		(4,899)			9,222		9,222
Vesting of Vayavision’s shares			(127,380)			(127,380)	127,380
Net loss and comprehensive loss					(69,318,848)	(69,318,848)	(4,099,897)	(73,418,745)
Balance at Sep. 30, 2022	433,689,768	670,703	28,708,766	2,431,688	(432,341,598)	33,159,327	(5,901,084)	27,258,243
Share issuances, net	18,556,436					18,556,436		18,556,436
Stock-based compensation			3,078,006	437,500		3,515,506		3,515,506
Vesting of Vayavision’s shares			(127,380)			(127,380)	127,380
Net loss and comprehensive loss					(47,992,097)	(47,992,097)	(3,432,312)	(51,424,409)
Balance at Sep. 30, 2023	$ 452,246,204	$ 670,703	$ 31,659,392	$ 2,869,188	$ (480,333,695)	$ 7,111,792	$ (9,206,016)	$ (2,094,224)